LONG TERM DEBT - Future maturities of long-term debt (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Future maturities of long-term debt
2021	$ 3,143,563	$ 1,004,703
2022	1,056,997	3,147,262
2023	22,488,676	1,056,997
2024	6,492	22,490,755
2025		6,492
Total Long-Term Debt	$ 27,524,939	$ 27,706,209